Note 12 - Commitments With Off-balance Sheet Risk (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 62,764	$ 53,029
Loans and Leases Receivable, Commitments, Variable Rates	53,082	41,167
Loans and Leases Receivable, Commitments, Fixed Rates	9,682	11,862
Commitments to Extend Credit [Member]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	8,493	8,121
Financial Standby Letter of Credit [Member]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 1,090	$ 713
Minimum [Member]
Loans and Leases Receivable Commitments Fixed Rates Percentage	3.375%	2.45%
Maximum [Member]
Loans and Leases Receivable Commitments Fixed Rates Percentage	6.50%	6.50%